Other Operating Income and Expense (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income and Expense
ATM expense	$ 588	$ 565	$ 629
Data processing	708	758	777
Deposit program expense	306	362	348
Dues and subscriptions	740	698	628
Internet banking expense	1,067	996	949
Office supplies	534	482	532
Telephone	595	664	691
Deferred comp expense	555	844	183
Other	4,637	4,148	3,558
Other non-interest expense	$ 9,730	$ 9,517	$ 8,295